9. Deposits (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Composition of deposits [Abstract]
Non-interest bearing demand	$ 118,557	$ 107,328
Interest bearing demand	111,527	116,052
Savings deposits	83,608	79,558
Time deposits, in amounts of $100,000 or more	52,812	57,369
Other time deposits	116,993	127,967
Total Deposits	483,497	488,274
Scheduled maturities of time deposits [Abstract]
2015	84,035
2016	23,131
2017	14,996
2018	12,169
2019	13,467
Thereafter	22,007
Time deposits	$ 169,805